395 Sawdust Road, #2137

The Woodlands, TX 77380

210-540-1681 (P)

djones@drakecompliance.com

June 14, 2022

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Mr. Alberto Zapata

Re:	Timothy Plan Definitive Proxy Statement

    File Nos. 811-08228 and 333-73248

Dear Mr. Zapata:

On behalf of the Timothy Plan (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant’s Definitive Proxy Statement which will be used in connection with a special meeting of the shareholders of the Timothy Plan Large/Mid Cap Growth Fund and the Timothy Plan Aggressive Growth Fund (each a “Fund” and together the “Funds”), each a separate series of the Trust, to be held on Monday, August 1, 2022 (the “Special Meeting”). This Definitive Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy. This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about June 15, 2022.

The matters to be considered at the Special Meeting will be:

1.

Approval of new investment sub-advisory agreements with Chartwell Investment Partners, LLC (“Chartwell”) by each Fund’s shareholders. Chartwell currently manages each Fund’s investment portfolio, but on or about June 1, 2022, Chartwell underwent a change of control, which, under applicable rules and statutes, had the effect of terminating its existing sub-advisory agreement with each Fund. The Trust’s Board of Trustees has unanimously voted to re-engage Chartwell to manage each Fund’s securities portfolio and to seek shareholder ratification of its decision.

This Definitive Proxy incorporates comments provided by your offices relating to the Trust’s Preliminary Proxy, previously filed on May 26, 2022. Specifically, the Trust has made the following adjustments:

1.        In the Notice of Special Meeting and Proxy Statement, disclosure has been added explaining that the Board of Trustees unanimously approved renewing the Chartwell Agreements and recommends that each Fund’s shareholders ratify the Agreements;

2.        Disclosure has been added to the Notice stating that a copy of the Notice, Proxy Statement and Proxy Ballot are available on the Trust’s proxy solicitation web site;

3.        Additional disclosure has been added discussing the Transaction and why it is considered an assignment in the Notice and Proxy Statement;

4.        To provide consistency between the proxy statement and proxy ballot, the Notice has been amended to break each Fund’s ballot solicitation into separate ballot requests;

5.        In the Notice and Proxy Statement, disclosure has been added explaining how the Trust will treat a proxy card that has been signed but no selections made;

6.        Disclosure has been added explaining what will happen if one or both Fund’s shareholders fail to approve the proposal;

7.        Estimated costs have been included;

8.        Disclosure has been added providing additional details explaining why the current sub-advisory agreements are terminating;

9.        Additional disclosure has been added comparing current and new sub-advisory agreements;

10.      Per your request, the Trust confirms that there are no fee waivers or other contingent fees/liabilities existing between any Trust party and Chartwell;

11.      Additional disclosure has been added relating to the interim sub-advisory agreements;

12.      Aggregate Advisory fees paid by each Fund (gross and net) over the last fiscal year has been added;

13.      Per your request, the Trust confirms that there have been no recoupments made by any party prior to the Transaction; and

14.      The Gartenburg factors have been added to the Board Considerations section of the Proxy.

Please direct all questions or comments regarding the foregoing to me at 210-540-1681. Thank you for your consideration.

Sincerely,

DAVID D. JONES, Esq.